Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 27, 2022
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund (the Fund)	1/1/2022
On June 23, 2022, the Fund's Board of Trustees approved the addition of Jacobs Levy Equity Management, Inc. (Jacobs Levy) to manage a portion of the Fund's portfolio, effective on or about July 18, 2022 (the Effective Date). Additionally, on the Effective Date, all references to Jason Hans, Ernesto Ramos, and the Columbia Management – Integrated Small Cap Value Strategy Sleeve are hereby deleted from, and the following changes are hereby made to, the Fund's prospectus and summary prospectus.
On the Effective Date, the last two paragraphs under the section "Principal Investment Strategies" in the Summary Prospectus and under the subsection "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus, as well as the last two paragraphs under the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus are hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve of the Fund and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are Conestoga Capital Advisors, LLC (Conestoga), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley), J.P. Morgan Investment Management Inc. (JPMIM), and Jacobs Levy Equity Management, Inc. (Jacobs Levy). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve and may change these allocations at any time.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities. One or more of the Fund’s subadvisers use quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
The rest of the section remains the same.
On the Effective Date, the information under the subsection “Principal Risks” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby revised to add Quantitative Model Risk to the first sentence of the lead-in paragraph and the following as a Principal Risk of the Fund:
Quantitative Model Risk. Quantitative models used by the Fund may not effectively identify purchases and sales of Fund investments and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
The rest of the section remains the same.

Multi-Manager Small Cap Equity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 27, 2022
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund (the Fund)	1/1/2022
On June 23, 2022, the Fund's Board of Trustees approved the addition of Jacobs Levy Equity Management, Inc. (Jacobs Levy) to manage a portion of the Fund's portfolio, effective on or about July 18, 2022 (the Effective Date). Additionally, on the Effective Date, all references to Jason Hans, Ernesto Ramos, and the Columbia Management – Integrated Small Cap Value Strategy Sleeve are hereby deleted from, and the following changes are hereby made to, the Fund's prospectus and summary prospectus.
On the Effective Date, the last two paragraphs under the section "Principal Investment Strategies" in the Summary Prospectus and under the subsection "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus, as well as the last two paragraphs under the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus are hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve of the Fund and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are Conestoga Capital Advisors, LLC (Conestoga), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley), J.P. Morgan Investment Management Inc. (JPMIM), and Jacobs Levy Equity Management, Inc. (Jacobs Levy). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve and may change these allocations at any time.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities. One or more of the Fund’s subadvisers use quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
The rest of the section remains the same.
On the Effective Date, the information under the subsection “Principal Risks” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby revised to add Quantitative Model Risk to the first sentence of the lead-in paragraph and the following as a Principal Risk of the Fund:
Quantitative Model Risk. Quantitative models used by the Fund may not effectively identify purchases and sales of Fund investments and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
The rest of the section remains the same.